Combined Prospectus - Combined Prospectus: 1	May 14, 2026 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount of Securities Previously Registered | shares	11,000,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 140,800,000.00
Form Type	F-4
File Number	333-293885
Initial Effective Date	Mar. 16, 2026
Combined Prospectus Note	Represents the issuance of up to 11,000,000 Ordinary Shares underlying Warrants that were previously registered for issuance on the Company’s Registration Statement on Form F-4 (File No. 333-293885), initially declared effective on March 16, 2026 (the “F-4 Registration Statement”). A maximum of 10,999,993 Ordinary Shares remain issuable pursuant to outstanding Warrants. Pursuant to Rule 416(a) of the Securities Act there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

No registration fee is payable in connection with the Ordinary Shares underlying the Warrants because such securities are being transferred from the F-4 Registration Statement pursuant to Rule 429(b) under the Securities Act. See “Statement Pursuant to Rule 429” of this Registration Statement.